UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                                    BlackRock Floating Rate Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2024

Date of reporting period: 01/31/2024

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
JANUARY 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Floating Rate Income Portfolio

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S.
Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2024
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
6.43% 20.82%
U.S. small cap equities
(Russell 2000
®
Index)
(2.02) 2.40
International equities (MSCI
Europe, Australasia, Far
East Index)
3.15 10.01
Emerging market equities
(MSCI Emerging Markets
Index)
(6.00) (2.94)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.73 5.13
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.74 (0.38)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.15 2.10
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.70 2.90
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
6.18 9.28
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Floating Rate Income Portfolio
Investment Objective
BlackRock Floating Rate Income Portfolio’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2024, all of the Fund’s share classes underperformed its benchmark, the Morningstar LSTA Leveraged Loan Index.
What factors influenced performance?
Underweight to B2/B3 loan ratings category weighed most heavily on the Fund’s performance relative to the benchmark. In sector terms, selection within and an underweight to healthcare detracted, as did an underweight to technology.
On the positive side, the Fund’s allocation to loans rated BB and higher proved additive to relative performance. A tactical allocation to below investment grade, high yield corporate bonds also contributed positively. In sector terms, overweight allocations to food & beverage, leisure, and aerospace and defense led contributions.
Describe recent portfolio activity.
The Fund increased its allocation to BB loans, while maintaining essentially stable exposure to the B and CCC ratings categories. The Fund deployed cash throughout the period while increasing allocations to bank loans and indexed bank loan vehicles. The tactical allocation to high yield corporate bonds and indexed high yield vehicles remained consistent. The Fund’s largest sector overweights remained to food and beverage and leisure, followed by diversified manufacturing, restaurants, and airlines.
The Fund’s cash position averaged 6.3% over the six months and was approximately 6.8% at period end. The Fund’s cash holdings offered the ability to deploy capital quickly in both primary and secondary market opportunities, as well as functioning as another lever to manage aggregate portfolio risk. Cash holdings did not have a material impact on performance for the period.
Describe portfolio positioning at period end.
From a ratings perspective, the Fund was overweight in BB loans and underweight in loans rated B2 and B3 given fundamental and technical headwinds facing that group.
The Fund was also slightly underweight in B1 loans. The Fund maintained a small overweight to the CCC ratings category based on idiosyncratic market pricing opportunities after having realized gains on some of these holdings. At the same time, the Fund was underweight in the most stressed, highest spread and lowest priced portion of the market.
The Fund’s relative sector weights were largely the result of conviction around individual loans, although top-down considerations were incorporated into the outlook for these positions. The Fund remained underweight in technology, although it was the largest absolute sector allocation based on its significant weighting in the benchmark. Out-of-
benchmark allocations remained relatively limited, with high yield corporate bond exposure of approximately 5.7% at period end.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2024 (continued)

Fund Summary
BlackRock Floating Rate Income Portfolio
Performance
N/A — Not Applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
E
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 9.04% 9.03% 5.19% 10.35% N/A 5.01% N/A 4.06% N/A
Investor A ............... 8.56 8.56 5.06 10.09 7.34% 4.75 4.22% 3.77 3.51%
Investor C ............... 8.01 8.00 4.66 9.25 8.25 3.95 3.95 3.16 3.16
Class K ................ 9.12 9.11 5.23 10.56 N/A 5.09 N/A 4.04 N/A
Morningstar LSTA Leveraged
Loan Index
(c)
............ — — 5.78 11.12 N/A 5.41 N/A 4.42 N/A
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See "About Fund Performance" for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund normally invests at least 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the
Fund to achieve a floating rate of income. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Floating Rate Income Portfolio (the “Predecessor
Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(08/01/23)
Ending
Account
Value
(01/31/24)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(08/01/23)
Ending
Account
Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional .... $ 1,000.00 $ 1,051.90 $ 3.56 $ 3.56 $ 1,000.00 $ 1,021.67 $ 3.51 $ 1,021.67 $ 3.51 0.69% 0.69%
Investor A ..... 1,000.00 1,050.60 4.79 4.79 1,000.00 1,020.46 4.72 1,020.46 4.72 0.93 0.93
Investor C ..... 1,000.00 1,046.60 8.69 8.69 1,000.00 1,016.64 8.57 1,016.64 8.57 1.69 1.69
Class K ...... 1,000.00 1,052.30 3.10 3.10 1,000.00 1,022.12 3.05 1,022.12 3.05 0.60 0.60
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Floating Rate Loan Interests ........................... 95.1%
Corporate Bonds ................................... 2.3
Investment Companies ............................... 2.1
Common Stocks ................................... 0.4
Fixed Rate Loan Interests ............................. 0.1
Preferred Securities ................................. 0.0
(b)
Warrants ........................................ 0.0
(b)
Other Interests .................................... —
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
BBB/Baa ....................................... 6.9%
BB/Ba ......................................... 25.1
B ............................................ 55.2
CCC/Caa ....................................... 6.5
CC/Ca ......................................... 0.0
(b)
NR ........................................... 6.3
(a)
Excludes short-term securities.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

About Fund Performance
2024
BlackRock Semi-Annual Report to Shareholders

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance results shown prior to the Class K Shares inception date of March 28, 2016 is that of Investor A Shares. The performance of the Fund’s
Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares have different expenses than Investor A Shares. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  2.50 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
January 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd.
(a)
........... 541,445 $ 113,703
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC , (Acquired
02/12/19 , cost $ 0 )
(a) (b) (c)
.............. 42,521 —
Financial Services — 0.1%
Travelport Finance
(a) (c)
................. 1,764 5,387,979
Health Care Providers & Services — 0.1%
Envision Healthcare Corp.
(a) (c)
............ 274,029 2,740,290
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.
(a)
............... 5,385 54
Media — 0.1%
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 744,558 )
(a) (b)
.......... 59,257 2,518,423
Professional Services — 0.1%
NMG, Inc.
(a)
........................ 16,173 1,617,300
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(c)
.............. 94,283 801,406
Total Common Stocks — 0 .4%
(Cost: $ 14,624,852 ) ............................... 13,179,155
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26
(a)
(d) (e)
......................... USD 2,628 275,940
Chemicals — 0.2%
(d)
Illuminate Buyer LLC, 9.00%, 07/01/28 ..... 156 152,476
WR Grace Holdings LLC, 5.63%, 08/15/29 .. 10,674 9,411,588
9,564,064
Commercial Services & Supplies — 0.3%
(d)
Madison IAQ LLC, 5.88%, 06/30/29 ....... 10,052 8,932,106
Prime Security Services Borrower LLC, 6.25%,
01/15/28 ...................... 1,190 1,179,277
10,111,383
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
..................... 2,084 2,201,225
Diversified Consumer Services — 0.1%
Sotheby's, 7.38%, 10/15/27
(d)
........... 4,638 4,457,219
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 11.00%, 11/15/29
(d) (f)
. 2,513 2,538,282
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
0.00%, 12/31/49
(a) (c) (e)
.............. 8,430 —
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(d)
..... 4,425 4,106,155
Health Care Equipment & Supplies — 0.2%
(d)
Avantor Funding, Inc., 3.88%, 11/01/29 .... 3,319 3,012,631
Medline Borrower LP, 5.25%, 10/01/29 ..... 7,010 6,536,188
9,548,819
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, 6.75%, 01/15/30
(d)
7,262 6,528,879
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(d)
. USD 6,326 $ 4,383,602
Insurance — 0.2%
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(d)
..................... 6,447 6,294,335
IT Services — 0.0%
Central Parent LLC, 8.00%, 06/15/29
(d)
..... 1,598 1,640,059
Machinery — 0.1%
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(d)
..................... 2,835 2,863,441
Real Estate Management & Development — 0.0%
Realogy Group LLC, 5.75%, 01/15/29
(d)
.... 390 289,680
Software — 0.3%
(d)
Cloud Software Group, Inc., 9.00%, 09/30/29 . 5,318 5,033,256
UKG, Inc., 6.88%, 02/01/31 ............ 4,853 4,907,596
9,940,852
Specialty Retail — 0.2%
(d)
eG Global Finance plc, 12.00%, 11/30/28 ... 3,816 4,033,436
White Cap Buyer LLC, 6.88%, 10/15/28 .... 4,392 4,298,977
8,332,413
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, 11/01/24
(d) (g)
.. 1,266 218,441
Total Corporate Bonds — 2 .2%
(Cost: $ 83,682,327 ) ............................... 83,294,789
Fixed Rate Loan Interests
Media — 0.1%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
15.00%
,
10/15/26 ................. 4,882 4,986,127
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp., Term Loan ,
11.00%
,
12/15/31
(c)
................ 208 208,103
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 5,027,982 ) ............................... 5,194,230
Floating Rate Loan Interests
Aerospace & Defense — 3.1%
(g)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.90%
,
05/25/28 ............ 22,140 20,659,919
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.90%
,
05/25/28 ............ 4,508 4,206,290
Bleriot US Bidco, Inc., Term Loan , (3-mo. CME
Term SOFR + 4.00%), 9.61%
,
10/30/28 ... 4,982 4,989,285
Cobham Ultra SeniorCo SARL, Facility Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.01%
,
08/03/29 ....... 5,024 4,961,160
Dynasty Acquisition Co., Inc., Term Loan
B1 , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
08/24/28 .................. 20,075 20,080,032
Dynasty Acquisition Co., Inc., Term Loan
B2 , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
08/24/28 .................. 8,604 8,605,729
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
02/01/28 .................. 13,187 13,155,879
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.22%
,
02/01/29 ................. 8,686 8,655,325

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Setanta Aircraft Leasing DAC, Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.61%
,
11/05/28 .................. USD 7,161 $ 7,161,026
TransDigm, Inc., Term Loan , (3-mo. CME Term
SOFR + 3.25%), 8.60%
,
08/24/28 ...... 15,273 15,279,806
TransDigm, Inc., Term Loan H , (3-mo. CME
Term SOFR + 3.25%), 8.60%
,
02/22/27 ... 3,128 3,130,032
TransDigm, Inc., Term Loan J , (1-mo. CME
Term SOFR + 3.25%), 8.60%
,
02/28/31 ... 4,802 4,805,469
115,689,952
Automobile Components — 0.8%
(g)
Adient US LLC, Term Loan B2 , (1-mo. CME
Term SOFR + 2.75%), 8.08%
,
01/31/31 ... 2,336 2,337,125
Allison Transmission, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.19%
,
03/29/26 .................. 1,641 1,640,016
Clarios Global LP, 1st Lien Term Loan
(1-mo. EURIBOR + 3.25%), 7.10% , 04/30/26 EUR 1,129 1,220,730
(1-mo. CME Term SOFR + 3.00%),
8.33% , 05/06/30 ................ USD 16,377 16,377,353
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.45% - 10.47%
,
11/17/28 ........... 8,169 7,382,905
28,958,129
Automobiles — 0.3%
Dealer Tire Financial LLC, Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
12/14/27
(g)
........... 11,264 11,249,628
Beverages — 1.1%
(g)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.70%
,
01/24/29 .................. 30,084 28,412,147
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.45%
,
01/24/30 ................. 15,509 12,433,147
40,845,294
Broadline Retail — 1.3%
(g)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.70%
,
11/24/28 ... 4,212 4,185,990
New SK Holdco Sub LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.75%),
12.19%
,
06/30/27 ................. 19,766 19,647,081
Pug LLC, Term Loan B , (1-mo. CME Term
SOFR + 3.50%), 8.95%
,
02/12/27 ...... 19,883 19,565,906
Pug LLC, Term Loan B2 , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.70%
,
02/12/27
(c)
................. 1,343 1,325,900
Sally Holdings LLC, Term Loan , (1-mo. CME
Term SOFR + 2.25%), 7.58%
,
02/28/30 ... 2,258 2,263,707
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.36%
,
12/21/27 .................. 1,125 912,087
47,900,671
Building Products — 0.9%
(g)
AZZ, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 9.08%
,
05/13/29 . 2,161 2,162,762
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
11/03/28
(c)
................. 3,880 3,855,750
Security
Par (000)
Par (000) Value
Building Products (continued)
CP Atlas Buyer, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.18%
,
11/23/27 ................. USD 7,683 $ 7,443,844
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.18%
,
10/02/28 ............ 1,950 1,944,207
LSF10 XL Bidco SCA, Facility Term
Loan B4 , (3-mo. EURIBOR + 4.18%),
8.10%
,
04/12/28 .................. EUR 1,583 1,597,265
Smyrna Ready Mix Concrete LLC, Term
Loan , (1-mo. CME Term SOFR + 3.50%),
8.84%
,
04/02/29
(c)
................. USD 3,430 3,425,279
Wilsonart LLC, Term Loan E , (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.70%
,
12/31/26 .................. 15,316 15,281,907
35,711,014
Capital Markets — 2.3%
(g)
Aretec Group, Inc., Term Loan B1 , (1-mo. CME
Term SOFR + 4.50%), 9.93%
,
08/09/30 ... 3,615 3,611,977
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.95%
,
08/02/28 ....... 11,719 11,660,445
Ascensus Group Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 12.09%
,
08/02/29 ...... 7,412 7,143,215
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B5 , (3-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.85%
,
12/20/29 .................. 9,660 9,658,348
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.95% , 07/24/26 ................ 8,024 7,942,387
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.20% , 07/24/26 .......... 2,407 2,389,315
Castlelake Aviation One DAC, Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.40%
,
10/22/26 ............ 12,311 12,291,854
Focus Financial Partners LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.83%
,
06/30/28 ............ 7,273 7,244,563
Focus Financial Partners LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.08%
,
06/30/28 ............ 8,095 8,054,306
ION Trading Finance Ltd., Term Loan ,
(3-mo. CME Term SOFR + 4.75%),
10.20%
,
04/01/28 ................. 4,131 4,054,154
Learning Care Group US No. 2, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.75%), 10.07% - 10.14%
,
08/11/28 1,385 1,384,265
Osaic Holdings, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 4.50%),
9.83%
,
08/17/28 .................. 9,707 9,689,733
85,124,562
Chemicals — 3.8%
(g)
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
09/30/28 .................. 7,543 7,475,380
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.43%
,
11/24/27 ....... 2,363 2,329,752
Ascend Performance Materials Operations
LLC, Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.32%
,
08/27/26 .. 3,918 3,770,744

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Chemours Co., (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
08/18/28 .................. USD 7,419 $ 7,387,289
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.36%
,
12/29/27 ............ 2,111 1,705,447
Derby Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.58%
,
11/01/30 .................. 13,239 13,271,859
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.38%), 9.71%
,
10/04/29 ............ 3,824 3,777,153
Ecovyst Catalyst Technologies LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.91%
,
06/09/28 ............ 8,999 8,986,420
Element Solutions, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 2.00%),
7.33%
,
12/18/30 .................. 11,649 11,614,810
H.B. Fuller Co., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.58%
,
02/15/30 .................. 3,875 3,871,343
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.37%
,
07/03/28 ............ 6,682 6,210,647
Ineos US Finance LLC, Term Loan , (1-mo. CME
Term SOFR + 3.50%), 8.93%
,
02/18/30 ... 4,181 4,125,175
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95% , 10/15/28 .......... 9,471 9,419,231
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.68% , 10/15/28 .......... 1,840 1,836,695
Lummus Technology Holdings V LLC, Term
Loan B , (1-mo. CME Term SOFR + 3.50%),
8.95%
,
06/30/27 .................. 1,953 1,949,351
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR + 4.50%),
9.83%
,
03/29/28 .................. 13,878 13,612,134
Nouryon Finance BV, Term Loan , (3-mo. CME
Term SOFR + 4.00%), 9.47%
,
04/03/28 ... 5,395 5,382,181
Olympus Water US Holding Corp. Term Loan
B4 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.25%), 9.57%
,
11/09/28 ........... 5,903 5,903,415
Oxea Holding Vier GmbH, Term Loan B2 ,
(3-mo. CME Term SOFR + 3.50%),
8.93%
,
10/14/24 .................. 9,777 9,507,993
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 9.45%
,
03/16/27 ........... 5,639 5,620,793
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.69%
,
08/02/28 ............ 7,208 7,180,574
WR Grace Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.36%
,
09/22/28 .................. 9,705 9,697,907
144,636,293
Commercial Services & Supplies — 3.3%
(g)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan , 10/24/30
(c) (h)
... 615 614,928
Action Environmental Group, Inc., (The), Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.88%
,
10/24/30
(c)
...... 3,804 3,804,346
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.18% , 05/12/28 .......... USD 20,722 $ 20,449,874
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08% , 05/12/28 .......... 2,069 2,062,193
Amentum Government Services Holdings
LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.34%
,
02/15/29 .................. 7,764 7,754,504
Aramark Intermediate HoldCo Corp., Term
Loan B6 , (1-mo. CME Term SOFR + 2.50%),
7.95%
,
06/22/30 .................. 9,452 9,422,245
Asplundh Tree Expert LLC, Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
09/07/27 .................. 2,005 2,003,472
Clean Harbors, Inc., Term Loan , (1-mo. CME
Term SOFR + 1.75%), 7.20%
,
10/08/28 ... 1,300 1,301,445
Covanta Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
11/30/28 .................. 8,981 8,942,657
Covanta Holding Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
11/30/28 .................. 685 681,794
Garda World Security Corp., Term Loan ,
02/01/29
(h)
...................... 2,718 2,715,981
GFL Environmental, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
05/31/27 .................. 3,959 3,957,688
LABL, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
10/29/28 ................. 4,838 4,585,764
NEP Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 4.75%),
10.20%
,
08/19/26 ................. 9,601 9,185,523
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.70% - 9.82%
,
12/15/28 . 7,290 5,402,947
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR +
2.50%), 7.83%
,
10/13/30 ............ 4,213 4,213,135
Tempo Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.08%
,
08/31/28 .................. 19,367 19,353,594
TruGreen LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.43%
,
11/02/27 .................. 12,800 12,344,264
Viad Corp., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.45%
,
07/30/28 ................. 6,780 6,742,914
125,539,268
Communications Equipment — 0.6%
(g)
Ciena Corp. Term Loan , (1-mo. CME Term
SOFR + 2.00%), 7.34%
,
10/24/30 ...... 10,097 10,120,243
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83% , 03/02/29 .......... 7,672 7,533,693
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94% , 05/30/30 .......... 4,960 4,867,655
22,521,591

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering — 1.0%
(g)
Brand Industrial Services, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.81%
,
08/01/30 ............ USD 23,154 $ 23,070,273
Legence Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.93%
,
12/16/27 .................. 1,430 1,421,587
Pike Corp., Term Loan , (1-mo. CME Term
SOFR + 3.00%), 8.45%
,
01/21/28 ...... 6,998 6,998,979
USIC Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
9.11%
,
05/12/28 .................. 7,223 7,156,008
38,646,847
Construction Materials — 0.7%
(g)
New AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.33%
,
03/08/29 ................. 7,142 6,469,042
Oscar AcquisitionCo LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.95%
,
04/29/29 .................. 7,693 7,625,609
Quikrete Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 2.75%),
8.20%
,
03/19/29 .................. 3,880 3,878,263
Standard Building Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.70%
,
09/22/28 ............ 3,152 3,147,960
Summit Materials LLC, Term Loan B ,
(3-mo. CME Term SOFR + 2.50%),
7.83%
,
01/12/29 .................. 4,756 4,767,890
25,888,764
Consumer Staples Distribution & Retail — 0.4%
US Foods, Inc., Term Loan B
(g)
(1-mo. CME Term SOFR + 2.00%),
7.45% , 09/13/26 ................ 10,056 10,053,009
(1-mo. CME Term SOFR + 2.50%),
7.95% , 11/22/28 ................ 3,841 3,850,975
13,903,984
Containers & Packaging — 1.0%
(g)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.22%
,
12/01/27 ....... 22,104 21,978,001
Mauser Packaging Solutions Holding Co., Term
Loan , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
08/14/26 .................. 7,786 7,793,593
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.61%
,
09/15/28 ............ 7,439 7,409,148
37,180,742
Distributors — 0.5%
(g)
American Builders & Contractors Supply Co.,
Inc., Term Loan , (1-mo. CME Term SOFR +
2.00%), 7.43%
,
01/31/24
(c)
........... 8,812 8,790,081
PAI Holdco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
9.32%
,
10/28/27 .................. 8,896 8,433,759
17,223,840
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 2.0%
(g)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
12/11/28 ............. USD 3,458 $ 3,384,644
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.18%
,
12/10/29 ............ 3,502 3,228,832
Bright Horizons Family Solutions LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.70%
,
11/24/28 ....... 7,517 7,496,075
Kuehg Corp., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.35%
,
06/12/30 ................. 8,790 8,786,647
Sotheby's, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.08%
,
01/15/27 15,277 15,112,378
Spring Education Group, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.50%),
9.85%
,
09/29/30 .................. 9,813 9,818,703
Veritas US, Inc., Term Loan B , (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.45%
,
09/01/25 ................. 12,283 10,547,952
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%),
9.09%
,
01/30/31 .................. 12,089 12,089,000
WCG Purchaser Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.45%
,
01/08/27 ............ 5,661 5,640,236
76,104,467
Diversified REITs — 0.1%
RHP Hotel Properties, LP, Term Loan B ,
(1-mo. CME Term SOFR + 2.75%),
8.08%
,
05/18/30
(g)
................. 3,896 3,889,788
Diversified Telecommunication Services — 3.7%
(g)
Altice Financing SA, Term Loan , (3-mo. LIBOR
USD + 2.75%), 8.33%
,
01/31/26
(c)
...... 8,417 8,311,424
Altice France SA, Term Loan B14 , (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
08/15/28 .. 11,686 10,602,440
Connect Finco SARL, Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.83%
,
12/11/26 .................. 27,817 27,773,898
Consolidated Communications, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.95%
,
10/02/27 ........... 2,783 2,620,963
Eircom Finco SARL, Facility Term Loan B , (1-
mo. EURIBOR + 3.25%), 7.12%
,
05/15/26 . EUR 1,118 1,208,616
Iridium Satellite LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.83%
,
09/20/30 .................. USD 16,607 16,559,681
Level 3 Financing, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 1.75%),
7.20%
,
03/01/27 .................. 9,829 9,435,903
Lumen Technologies, Inc., Term Loan ,
01/01/28
(h)
...................... 665 665,345
Lumen Technologies, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 2.25%),
7.70%
,
03/15/27 .................. 15,855 10,860,976
Orbcomm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.70% - 9.90%
,
09/01/28 ............ 5,322 5,022,210
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.70%
,
09/25/26 .................. 19,085 15,434,631

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC, Facility Term Loan
Q , (1-mo. CME Term SOFR + 3.25%),
8.70%
,
01/31/29 .................. USD 3,996 $ 3,959,957
Zayo Group Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.45%
,
03/09/27 .................. 33,202 28,052,973
140,509,017
Electrical Equipment — 0.3%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.36%
,
06/23/28
(g)
........... 9,924 9,880,134
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.20%
,
07/02/29
(g)
................. 6,493 6,452,598
Energy Equipment & Services — 0.2%
(g)
Lealand Finance Co. BV, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.45% , 06/28/24
(c)
............... 165 99,011
(1-mo. CME Term SOFR + 1.00%),
6.45% , 06/30/25 ................ 1,257 493,107
Oryx Midstream Services Permian Basin LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.71%
,
10/05/28 .. 7,298 7,281,843
7,873,961
Entertainment — 3.8%
(g)
AMC Entertainment Holdings, Inc., Term Loan
B1 , (1-mo. CME Term SOFR + 3.00%),
8.45%
,
04/22/26 .................. 15,809 12,433,914
Aristocrat Technologies, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.70%
,
05/24/29 ............ 842 840,841
Cirque du Soleil Canada, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.60%
,
03/08/30 ............ 5,553 5,525,717
City Football Group Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
07/21/28 .................. 11,049 10,952,207
Creative Artists Agency LLC, Term Loan
B , (1-mo. CME Term SOFR + 3.50%),
8.83%
,
11/27/28 .................. 13,773 13,769,193
Formula One Management Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 7.60%
,
01/15/30 . 12,176 12,157,613
Live Nation Entertainment, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
10/19/26 .................. 15,036 15,009,170
NASCAR Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR + 2.50%),
7.95%
,
10/19/26 .................. 1,233 1,236,221
Playtika Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 2.75%),
8.20%
,
03/13/28 .................. 10,468 10,429,299
SMG US Midco 2, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 2.50%),
8.07%
,
01/23/25 .................. 9,672 9,665,565
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.34%
,
04/29/26 ............ 8,282 8,272,193
Security
Par (000)
Par (000) Value
Entertainment (continued)
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1 , (1-mo. CME Term
SOFR + 2.75%), 8.20%
,
05/18/25 ...... USD 22,529 $ 22,504,085
WMG Acquisition Corp., Term Loan ,
(1-mo. CME Term SOFR + 2.00%),
7.34%
,
01/24/31 .................. 20,877 20,811,559
143,607,577
Financial Services — 3.6%
(g)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.93%
,
12/21/28 .. 8,388 8,399,409
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR + 2.25%),
7.83% , 10/30/26 ................ 2,086 2,081,278
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.58% , 04/13/28 .......... 17,176 17,170,996
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.66% , 04/18/29
(c)
......... 2,868 2,871,762
Cogeco Communications Finance LP, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.95%
,
09/01/28 ....... 7,127 6,913,857
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.10%
,
04/09/27 ....... 24,554 24,094,017
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.36%
,
04/07/28 ...... 11,009 10,802,694
FinCo I LLC, Term Loan , (3-mo. CME Term
SOFR + 3.00%), 8.31%
,
06/27/29 ...... 4,267 4,270,204
GIP Pilot Acquisition Partners LP, Term
Loan , (3-mo. CME Term SOFR + 3.00%),
8.33%
,
10/04/30 .................. 1,848 1,847,680
GTCR W Merger Sub LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.33%
,
01/31/31 ............ 15,076 15,060,321
LBM Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%
,
12/17/27 ............ 5,175 5,125,409
Lions Gate Capital Holdings LLC, Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
03/24/25 .................. 10,828 10,805,124
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.20%
,
12/11/26 ....... 12,442 12,400,474
UPC Financing Partnership, Facility Term Loan
AX , (1-mo. CME Term SOFR + 3.00%),
8.45%
,
01/31/29 .................. 4,794 4,729,215
White Cap Supply Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
10/19/27 ............ 7,752 7,740,488
134,312,928
Food Products — 2.8%
(g)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.20%
,
10/01/25 ............ 15,077 14,603,623
B&G Foods, Inc., Term Loan B4 , (1-mo. CME
Term SOFR + 2.50%), 7.83%
,
10/10/26 ... 1,416 1,408,656
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.95% , 10/25/27 .......... 20,034 20,039,286
(1-mo. CME Term SOFR + 3.75%),
9.08% , 10/25/27 ................ 4,825 4,825,000

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
01/29/27 .................. USD 21,018 $ 20,974,679
H-Food Holdings LLC, Term Loan , (3-mo. CME
Term SOFR + 3.69%), 9.34%
,
05/23/25 ... 3,134 2,417,220
Nomad Foods Ltd., Term Loan B4 , (6-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.47%
,
11/13/29 .................. 5,824 5,822,107
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 9.07%
,
06/08/28 ....... 11,518 11,532,503
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.86%
,
03/31/28 ............ 6,480 6,367,978
Utz Quality Foods LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.45%
,
01/20/28 .................. 16,520 16,501,593
104,492,645
Ground Transportation — 0.8%
(g)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.19%
,
04/06/28 .. 3,813 3,785,538
Avis Budget Car Rental LLC, Term Loan
B , (1-mo. CME Term SOFR + 1.75%),
7.20%
,
08/06/27 .................. 7,047 7,003,143
Genesee & Wyoming, Inc., Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.45%
,
12/30/26 .................. 4,343 4,337,519
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 5.50%), 11.07% -
11.15%
,
08/04/25
(c)
................ 6,322 5,310,501
Uber Technologies, Inc., Term Loan ,
(3-mo. CME Term SOFR + 2.75%),
8.13%
,
03/03/30 .................. 8,829 8,824,020
29,260,721
Health Care Equipment & Supplies — 2.0%
(g)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 05/10/27 .......... 15,613 15,239,773
(1-mo. CME Term SOFR + 4.00%),
9.33% , 09/29/28
(c)
............... 5,688 5,574,098
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
11/03/28 .................. 14,958 14,777,748
Femur Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 4.50%),
10.11%
,
03/05/26 ................. 6,158 5,388,093
Insulet Corp., Term Loan , (1-mo. CME Term
SOFR + 3.00%), 8.33%
,
05/04/28 ...... 4,441 4,442,741
Medline Borrower LP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
10/23/28 .................. 29,487 29,422,281
74,844,734
Health Care Providers & Services — 1.7%
(g)
CHG Healthcare Services, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.70% , 09/29/28 .......... 9,438 9,398,494
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08% , 09/29/28 .......... 456 455,063
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.82%
,
11/08/27 ............. USD 12,003 $ 11,973,008
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
11/01/28 .................. 8,770 8,753,788
EyeCare Partners LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 3.75%),
9.32%
,
02/18/27 .................. 8,491 4,360,228
EyeCare Partners LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 12.32%
,
11/15/29 ............ 2,582 784,317
HomeVi, Facility Term Loan B1 , (3-mo.
EURIBOR + 3.25%), 7.16%
,
10/31/26 .... EUR 1,855 1,855,677
MED ParentCo. LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 4.25%),
9.70%
,
08/31/26 .................. USD 1,976 1,946,630
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.68%
,
11/01/28 ....... 6,044 5,428,737
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.43%
,
11/01/29 ...... 3,196 2,592,816
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.20%
,
10/27/28 ............ 6,788 6,793,534
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.83%
,
12/19/30 .................. 7,031 7,037,905
Vizient, Inc., Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
05/16/29 .................. 2,467 2,466,223
63,846,420
Health Care Technology — 2.3%
(g)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
02/15/29 .................. 20,055 19,753,746
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.45%
,
10/01/27 ............ 15,722 15,265,738
IQVIA, Inc., Term Loan B4 , (3-mo. CME Term
SOFR + 2.00%), 7.35%
,
01/02/31 ...... 7,787 7,794,858
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.57%
,
06/02/28 .................. 29,702 28,922,025
Verscend Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 4.00%),
9.45%
,
08/27/25 .................. 13,808 13,802,989
85,539,356
Hotels, Restaurants & Leisure — 7.2%
(g)
1011778 BC Unlimited Liability Co., Term Loan
B5 , (1-mo. CME Term SOFR + 2.25%),
7.58%
,
09/20/30 .................. 12,458 12,386,837
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 3.75%),
9.20%
,
02/02/26 .................. 12,305 11,726,863
Alterra Mountain Co., Term Loan B3 ,
(1-mo. CME Term SOFR + 3.75%),
9.18%
,
05/31/30 .................. 3,877 3,876,837
Bally's Corp., Facility Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.83%
,
10/02/28 .................. 7,171 6,687,568

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.66%
,
02/06/30 ............ USD 7,966 $ 7,951,902
Caesars Entertainment, Inc., Term Loan B1 ,
02/06/31
(h)
...................... 16,463 16,421,843
Carnival Corp., Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.34%
,
08/09/27 .................. 8,497 8,490,636
Churchill Downs, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 2.00%),
7.43%
,
03/17/28 .................. 8,812 8,786,090
CPG International LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.93%
,
04/28/29 .................. 4,205 4,194,296
Equinox Holdings, Inc., 1st Lien Term Loan B1 ,
(3-mo. LIBOR USD at 1.00% Floor + 3.00%),
8.61%
,
03/08/24 .................. 19,122 18,842,503
Fertitta Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33%
,
01/27/29 ............ 26,355 26,269,024
Flutter Entertainment plc, Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.86% , 07/22/28 .......... 1,686 1,685,266
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.70% , 11/25/30 ........... 21,644 21,535,312
Four Seasons Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.93%
,
11/30/29 ....... 14,982 14,972,596
Four Seasons Holdings, Inc., Term Loan B ,
11/30/29
(h)
...................... 5,859 5,855,367
Hilton Domestic Operating Co., Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 2.00%),
7.44%
,
11/08/30 .................. 17,007 17,000,473
Hurtigruten Group AS, Facility Term Loan B , (6-
mo. EURIBOR + 6.50%), 10.45%
,
02/26/27 EUR 1,855 1,204,549
IRB Holding Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.18%
,
12/15/27 .................. USD 15,083 15,041,354
Light and Wonder International, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.08%
,
04/14/29 ........... 7,782 7,778,350
Merlin Buyer, Inc., Term Loan , 11/12/29
(h)
.... 7,435 7,383,868
Packers Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
03/09/28 .................. 7,164 4,737,257
Penn Entertainment, Inc., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
05/03/29 ............ 9,993 9,959,529
Playa Resorts Holding BV, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
01/05/29 .................. 3,186 3,182,965
Seaworld Parks & Entertainment, Inc., Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.83% - 7.84%
,
08/25/28 . 4,126 4,125,312
Station Casinos LLC, Facility Term Loan B1 ,
(1-mo. CME Term SOFR at 0.25% Floor +
2.25%), 7.68%
,
02/08/27 ............ 9,219 9,191,493
Whatabrands LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
08/03/28 .................. 17,499 17,444,479
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
05/24/30 .................. USD 5,230 $ 5,228,134
271,960,703
Household Durables — 1.6%
(g)
ACProducts Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.86%
,
05/17/28 .................. 11,408 9,838,052
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.88%
,
02/26/29 ............ 17,833 17,511,408
Serta Simmons Bedding LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
7.50%), 12.96%
,
06/29/28 ............ 1,634 1,533,094
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.45%
,
10/06/28 ............ 14,488 12,888,208
Weber-Stephen Products LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.70%
,
10/30/27 ............ 21,012 18,956,142
60,726,904
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.70%
,
12/22/27
(g)
................. 1,642 1,633,911
Independent Power and Renewable Electricity Producers
— 0.5%
(g)
Calpine Construction Finance Co. LP, Term
Loan , (1-mo. CME Term SOFR + 2.25%),
7.61%
,
07/31/30 .................. 6,979 6,935,695
Calpine Corp., Term Loan , (1-mo. CME Term
SOFR + 2.00%), 7.47%
,
01/31/31 ...... 7,564 7,492,142
Constellation Renewables LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.15%
,
12/15/27 ............ 5,808 5,785,058
20,212,895
Industrial Conglomerates — 0.4%
(g)
EMRLD Borrower LP, Term Loan B ,
(3-mo. CME Term SOFR + 3.00%),
8.31%
,
05/31/30 .................. 8,405 8,402,934
JFL-Tiger Acquisition Co., Inc. Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.32%
,
10/17/30 ............ 3,498 3,490,229
Minimax Viking GmbH, Facility Term Loan B1 ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.20%
,
07/31/28 ............ 1,356 1,354,490
SVP-Singer Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 6.75%),
12.36%
,
07/28/28
(c)
................ 3,178 794,413
14,042,066
Insurance — 3.6%
(g)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.83%
,
11/06/30 ........... 32,753 32,803,319
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.70% , 02/19/28 .......... 15,631 15,550,619
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.20% , 02/19/28 .......... 1,297 1,291,850

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95% , 02/12/27 .......... USD 19,809 $ 19,736,338
Baldwin Risk Partners LLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95%
,
10/14/27 ............ 3,855 3,840,752
Hub International Ltd., Term Loan , 06/20/30
(h)
. 23,989 23,986,880
Ryan Specialty Group LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.08%
,
09/01/27 .................. 11,636 11,624,424
USI, Inc., Term Loan , (3-mo. CME Term SOFR
+ 3.25%), 8.60%
,
09/27/30 ........... 5,079 5,067,471
USI, Inc., Term Loan B , (3-mo. CME Term
SOFR + 3.00%), 8.35%
,
11/22/29 ....... 20,048 20,012,454
133,914,107
Interactive Media & Services — 0.9%
(g)
Acuris Finance US, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.50%
,
02/16/28 .................. 2,548 2,491,002
Adevinta ASA, Facility Term Loan B2 , (3-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.39%
,
06/26/28 .................. 1,534 1,533,919
Camelot US Acquisition LLC, Term Loan ,
01/31/31
(c) (h)
..................... 25,480 25,448,456
Grab Holdings, Inc., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 4.50%),
9.95%
,
01/29/26 .................. 4,652 4,642,288
34,115,665
IT Services — 2.4%
(g)
Asurion LLC, 2nd Lien Term Loan B3 ,
(1-mo. CME Term SOFR + 5.25%),
10.70%
,
01/31/28 ................. 7,467 7,141,686
Asurion LLC, 2nd Lien Term Loan B4 ,
(1-mo. CME Term SOFR + 5.25%),
10.70%
,
01/20/29 ................. 3,571 3,379,953
Asurion LLC, Term Loan B11 , (1-mo. CME Term
SOFR + 4.25%), 9.68%
,
08/19/28 ...... 3,899 3,851,034
Asurion LLC, Term Loan B8 , (1-mo. CME Term
SOFR + 3.25%), 8.70%
,
12/23/26 ...... 14,843 14,771,155
Central Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 4.00%),
9.35%
,
07/06/29 .................. 18,990 19,012,457
Go Daddy Operating Co. LLC, Term Loan
B4 , (1-mo. CME Term SOFR + 2.00%),
7.45%
,
08/10/27 .................. 8,242 8,235,057
Go Daddy Operating Co. LLC, Term Loan B6 ,
(1-mo. CME Term SOFR + 2.00%), 7.33% -
7.34%
,
11/09/29 .................. 5,916 5,911,574
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.08%
,
02/24/28 ............ 21,320 21,317,926
Venga Finance SARL, Term Loan
06/28/29
(h)
...................... 1,538 1,532,709
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.40% , 06/28/29 .......... 3,588 3,575,215
88,728,766
Security
Par (000)
Par (000) Value
Leisure Products — 0.4%
(g)
Fender Musical Instruments Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.44%
,
12/01/28 ............ USD 3,969 $ 3,846,195
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.20%
,
05/30/28 ............ 3,433 3,424,132
Peloton Interactive, Inc., Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.48%
,
05/25/27 ................. 3,181 3,206,216
SRAM LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.20%
,
05/18/28 .................. 1,039 1,035,288
Topgolf Callaway Brands Corp., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.93%
,
03/15/30 .................. 4,598 4,584,880
16,096,711
Life Sciences Tools & Services — 1.5%
(g)
Avantor Funding, Inc., Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
11/08/27 .................. 4,572 4,564,824
eResearchTechnology, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.50%), 9.95%
,
02/04/27 ............ 3,867 3,847,684
Fortrea Holdings, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
07/01/30 .................. 2,675 2,673,966
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.86% , 07/03/28 .......... 14,054 14,060,631
Maravai Intermediate Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.31%
,
10/19/27 ............ 11,981 11,846,468
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.70%
,
11/15/28 ............. 12,621 12,580,415
Star Parent, Inc., Term Loan , (3-mo. CME Term
SOFR + 4.00%), 9.35%
,
09/27/30 ...... 6,704 6,540,946
56,114,934
Machinery — 4.3%
(g)
Albion Financing 3 SARL, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.83%
,
08/17/26 ................. 9,205 9,230,345
Barnes Group, Inc., Term Loan , (1-mo. CME
Term SOFR + 3.00%), 8.43%
,
09/03/30 ... 5,673 5,667,960
Columbus McKinnon Corp., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.39%
,
05/14/28 .................. 2,629 2,625,759
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95% , 10/21/28 .......... 6,687 6,680,632
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.70% , 10/21/28 .......... 7,747 7,750,235
Gardner Denver, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
03/01/27 .................. 6,485 6,488,575
Gates Global LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.93%
,
03/31/27 .................. 11,791 11,769,470
Generac Power Systems, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
12/13/26 .................. 1,957 1,953,917

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Husky Injection Molding Systems Ltd., Term
Loan , (1-mo. CME Term SOFR + 3.00%),
8.45%
,
03/28/25 .................. USD 14,735 $ 14,709,427
Indicor LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.35%
,
11/22/29 .................. 16,968 16,969,571
Ingersoll-Rand Services Co., Term Loan
B1 , (1-mo. CME Term SOFR + 1.75%),
7.18%
,
03/01/27 .................. 3,018 3,020,048
Madison IAQ LLC, Term Loan , (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.70%
,
06/21/28 .................. 14,564 14,439,687
Osmosis Buyer Ltd., Delayed Draw Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 2.13% - 9.59%
,
07/31/28 ....... 8,009 7,998,902
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.93%
,
04/05/29 .................. 11,580 11,567,945
TK Elevator Midco GmbH, Facility Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 9.08%
,
07/30/27 ........... 19,027 19,019,254
Vertiv Group Corp., Term Loan B1 , (1-mo. CME
Term SOFR + 2.50%), 7.94%
,
03/02/27 ... 12,794 12,800,698
WEC US Holdings Ltd., Term Loan B ,
(1-mo. CME Term SOFR + 2.75%),
8.09%
,
01/27/31 .................. 7,438 7,393,818
Zurn LLC, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.45%
,
10/04/28 .................. 719 722,019
160,808,262
Media — 1.6%
(g)
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.93%
,
03/03/25 ............ 8,775 8,622,890
Charter Communications Operating LLC, Term
Loan B4 , (3-mo. CME Term SOFR + 2.00%),
7.33%
,
12/07/30 .................. 7,654 7,529,341
Clear Channel Outdoor Holdings, Inc., Term
Loan B , (3-mo. CME Term SOFR + 3.50%),
9.07%
,
08/21/26 .................. 5,717 5,649,035
CSC Holdings LLC, Term Loan , (1-mo. LIBOR
USD + 2.50%), 7.95%
,
04/15/27 ....... 10,780 10,245,198
DirecTV Financing LLC, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.65%
,
08/02/27 ................. 4,801 4,796,059
ECL Entertainment LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.08%
,
09/03/30 ................. 3,010 3,011,035
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.83%
,
06/30/28 ...... 3,883 3,870,833
Sinclair Television Group, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 3.75%),
9.18%
,
04/21/29 .................. 3,215 2,892,552
Voyage Digital Ltd., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.37%
,
05/11/29
(c)
................. 6,331 6,331,254
Ziggo Financing Partnership, Facility Term
Loan I , (1-mo. CME Term SOFR + 2.50%),
7.95%
,
04/30/28 .................. 6,060 5,916,186
58,864,383
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 1.1%
(g)
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
12/21/28 ............ USD 23,366 $ 23,076,869
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%
,
09/19/29 ............ 1,658 1,657,446
Medallion Midland Acquisition LP, Term
Loan , (3-mo. CME Term SOFR + 3.50%),
8.86%
,
10/18/28 .................. 7,013 7,026,184
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.32%
,
10/30/28 ................. 11,314 11,308,597
43,069,096
Passenger Airlines — 2.5%
(g)
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.33%
,
04/20/28 ................. 11,929 12,205,827
Air Canada, Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
9.14%
,
08/11/28 .................. 14,013 14,011,179
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.32% , 01/29/27 ................ 5,094 5,068,553
(6-mo. CME Term SOFR + 2.75%),
8.60% , 02/15/28 ................ 15,561 15,495,021
(3-mo. CME Term SOFR + 3.50%),
8.87% , 06/04/29 ................ 14,564 14,536,887
Mileage Plus Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.77%
,
06/21/27 ................. 13,095 13,480,546
United AirLines, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.20%
,
04/21/28 .................. 14,441 14,443,449
WestJet Airlines Ltd., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.44%
,
12/11/26 .................. 3,613 3,605,447
92,846,909
Personal Care Products — 0.9%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3 , (3-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.95%
,
10/01/26
(g)
...... 33,804 33,799,057
Pharmaceuticals — 2.2%
(g)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR + 5.50%),
10.83%
,
05/04/28 ................. 8,105 8,034,314
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 4.25%),
9.58%
,
02/28/28 .................. 9,032 9,027,259
Bausch Health Cos., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.69%
,
02/01/27 ................. 7,741 6,076,766
Catalent Pharma Solutions, Inc., Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.45%
,
02/22/28 ............ 11,727 11,533,234
Elanco Animal Health, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
08/01/27 .................. 13,609 13,333,264
Jazz Pharmaceuticals PLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.45%
,
05/05/28 ............ 13,951 13,939,999

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
06/02/28 .................. USD 8,863 $ 8,846,102
Perrigo Co. plc, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
04/20/29 .................. 5,875 5,847,722
Precision Medicine Group LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.45%
,
11/18/27 ............. 7,928 7,785,815
84,424,475
Professional Services — 3.8%
(g)
AlixPartners LLP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.20%
,
02/04/28 .................. 9,041 9,031,940
ASGN, Inc., Term Loan , (1-mo. CME Term
SOFR + 2.25%), 7.58%
,
08/30/30 ...... 2,489 2,495,512
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.95%
,
06/02/28 .................. 24,860 23,948,008
CoreLogic, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.50%),
11.95%
,
06/04/29 ................. 8,925 7,952,872
Dun & Bradstreet Corp. (The), Term Loan
B2 , (1-mo. CME Term SOFR + 2.75%),
8.09%
,
01/18/29 .................. 42,695 42,651,852
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.70%
,
07/06/29 ....... 3,764 3,734,768
Element Materials Technology Group US
Holdings, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.70%
,
07/06/29 .................. 8,155 8,091,997
FleetCor Technologies Operating Co. LLC, Term
Loan B4 , (1-mo. CME Term SOFR + 1.75%),
7.18%
,
04/28/28 .................. 9,599 9,568,792
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.06%
,
04/29/29
(c)
........... 9,145 7,864,906
Trans Union LLC, Term Loan B5 , (1-mo. CME
Term SOFR + 1.75%), 7.19%
,
11/16/26 ... 9,053 9,034,633
Trans Union LLC, Term Loan B6 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.70%
,
12/01/28 .................. 7,901 7,892,728
VS Buyer LLC, Term Loan , (1-mo. CME Term
SOFR + 3.25%), 8.68%
,
02/28/27 ...... 11,012 11,005,192
143,273,200
Real Estate Management & Development — 0.4%
Cushman & Wakefield US Borrower LLC, Term
Loan
(g)
(1-mo. CME Term SOFR + 2.75%),
8.20% , 08/21/25 ................ 789 782,137
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 01/31/30 .......... 7,041 6,964,549
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33% , 01/31/30
(c)
......... 5,480 5,438,420
13,185,106
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.4%
(g)
MKS Instruments, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
08/17/29 .................. USD 13,343 $ 13,251,560
Synaptics, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.87%
,
12/02/28 .................. 2,780 2,763,606
16,015,166
Software — 7.9%
(g)
Applied Systems, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.85%
,
09/18/26 ............ 8,665 8,681,872
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 12.10%
,
09/17/27 ............ 2,549 2,553,796
Barracuda Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 3,590 3,481,955
CCC Intelligent Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.70%
,
09/21/28 ............ 12,483 12,445,623
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.95%
,
03/30/29 ............ 40,256 39,476,351
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
10/08/28
(c)
................. 5,114 5,037,719
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.43%
,
10/08/29 ................. 8,800 8,495,572
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.62%
,
12/01/28 ................. 2,485 2,479,112
E2open LLC, Term Loan , (1-mo. CME Term
SOFR + 3.50%), 8.95%
,
02/04/28 ...... 1,298 1,296,360
Gen Digital, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.43%
,
09/12/29 .................. 9,886 9,850,683
Genesys Cloud Services Holdings I LLC, Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.45%
,
12/01/27 ....... 14,185 14,186,845
Helios Software Holdings, Inc., Term Loan ,
(3-mo. CME Term SOFR + 3.75%),
9.07%
,
07/18/30 .................. 6,928 6,888,630
Informatica LLC, Term Loan , (1-mo. CME Term
SOFR + 2.75%), 8.20%
,
10/27/28 ...... 14,647 14,610,193
Magenta Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.57%
,
07/27/28 ............ 10,699 6,947,927
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.82%
,
07/27/29 ............ 13,417 4,682,436
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
03/01/29 .................. 17,860 17,667,942
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.58%
,
05/03/28 .................. 21,113 20,654,249
MH Sub I LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR + 6.25%),
11.58%
,
02/23/29 ................. 12,579 12,023,244
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.70%
,
08/31/28 .................. 15,355 15,239,352

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Proofpoint, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.25%),
11.70%
,
08/31/29 ................. USD 3,399 $ 3,395,793
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
04/24/28 .................. 25,067 24,511,719
RealPage, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.50%),
11.95%
,
04/23/29 ................. 1,528 1,524,974
Severin Acquisition LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 3.25%),
8.56%
,
08/01/27 .................. 7,612 7,613,664
Sophia LP, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
10/07/27 .................. 9,538 9,514,591
Sophia LP, 2nd Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 8.00%),
13.43%
,
10/09/28
(c)
................ 1,855 1,859,585
SS&C Technologies Holdings, Inc., Term Loan
B3 , (1-mo. CME Term SOFR + 1.75%),
7.20%
,
04/16/25 .................. 5,905 5,900,289
SS&C Technologies Holdings, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.20%
,
04/16/25 .................. 5,575 5,570,642
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 05/04/26 .......... 5,952 5,950,277
(3-mo. CME Term SOFR + 3.75%),
9.16% , 05/04/26 ................ 5,337 5,337,092
(3-mo. CME Term SOFR + 0.04%),
8.81% , 02/10/31
(c)
............... 7,771 7,780,516
UKG, Inc., 2nd Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
05/03/27 ................. 9,914 9,906,255
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
07/20/28 ............ 1,543 1,541,350
297,106,608
Specialty Retail — 1.5%
(g)
CD&R Firefly Bidco Ltd., Facility Term Loan B5 ,
(3-mo. SONIA + 6.00%), 11.30%
,
06/21/28 GBP 1,855 2,302,585
EG Group Ltd., Facility Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
10.01%
,
03/31/26 ................. USD 3,977 3,967,486
Leslie's Poolmart, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.20%
,
03/09/28 .................. 2,820 2,784,204
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.75%), 9.08%
,
05/04/28 .. 13,703 13,689,295
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
02/11/28 .................. 13,344 13,266,451
Pilot Travel Centers LLC, Term Loan B ,
(1-mo. CME Term SOFR + 2.00%),
7.43%
,
08/04/28 .................. 9,925 9,908,847
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.95% , 10/20/28 .......... 3,604 3,450,418
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 10/20/28 .......... 5,920 5,705,546
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
RVR Dealership Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
02/08/28 ............ USD 1,289 $ 1,171,461
56,246,293
Textiles, Apparel & Luxury Goods — 0.2%
(g)
Crocs, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.50%
,
02/20/29 .................. 3,223 3,221,325
Hanesbrands, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
03/08/30 .................. 2,725 2,708,352
5,929,677
Trading Companies & Distributors — 1.4%
(g)
Beacon Roofing Supply, Inc., Term Loan ,
(1-mo. CME Term SOFR + 2.50%),
7.95%
,
05/19/28 .................. 6,405 6,407,706
Core & Main LP, Term Loan B , (1-mo.
CME Term SOFR + 2.50%), 7.94% -
8.06%
,
07/27/28 .................. 13,187 13,164,929
Foundation Building Materials, Inc., Term Loan ,
01/29/31
(h)
...................... 10,130 10,071,449
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 06/02/28 .......... 6,815 6,770,183
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95% , 06/02/28 .......... 12,705 12,625,908
TMK Hawk Parent Corp., Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.58%
,
06/30/29
(c)
................ 6,484 5,229,236
54,269,411
Transportation Infrastructure — 0.5%
(g)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.20% , 09/22/28 .......... 7,664 7,612,448
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.83% , 09/22/28 .......... 4,629 4,620,906
OLA Netherlands BV, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.69%
,
12/15/26
(c)
................ 5,106 5,067,686
Rand Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR + 4.25%),
9.60%
,
03/17/30 .................. 2,129 2,120,173
19,421,213
Wireless Telecommunication Services — 0.5%
(g)
Digicel International Finance Ltd. 1st LienTerm
Loan , (3-mo. CME Term SOFR at 0.50%
Cap + 6.75%), 12.06%
,
05/25/27
(c)
...... 6,590 6,243,713
Gogo Intermediate Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.20%
,
04/30/28 ............ 4,133 4,120,584
SBA Senior Finance II LLC, Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.34%
,
01/25/31 .................. 9,380 9,365,502
19,729,799
Total Floating Rate Loan Interests — 92 .3%
(Cost: $ 3,513,119,643 ) ............................ 3,468,170,242

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investment Companies
Invesco Senior Loan ETF
(i)
............. 1,141,257 $ 23,977,810
iShares 0-5 Year High Yield Corporate Bond
ETF
(j)
.......................... 51,012 2,163,929
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(i) (j)
..................... 396,199 20,396,325
iShares Broad USD High Yield Corporate Bond
ETF
(j)
.......................... 31,241 1,139,984
iShares iBoxx $ High Yield Corporate Bond
ETF
(i) (j)
......................... 133,396 10,335,522
Janus Henderson AAA CLO ETF ......... 46,374 2,348,379
SPDR Blackstone Senior Loan ETF ....... 366,353 15,372,172
Total Investment Companies — 2 .0%
(Cost: $ 75,108,183 ) ............................... 75,734,121
Beneficial Interest
(000)
Other Interests
(k)
Capital Markets — 0.0%
Millennium Corp. Claim
(c)
............... USD 15,011 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Commercial Services & Supplies — 0.1%
Verscend Intermediate Holding Corp.
(Preference) , 12.25%
(c)
.............. 1,494 2,103,615
Total Preferred Securities — 0 .1%
(Cost: $ 1,464,120 ) ............................... 2,103,615
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 06/30/27 , Strike Price USD
10.00 )
(a) (c)
....................... 16,956 $ —
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. (Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(a)
..... 3,619 49,327
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 49,327
Total Long-Term Investments — 97.1%
(Cost: $ 3,693,027,107 ) ............................ 3,647,725,479
Short-Term Securities
Money Market Funds — 6.8%
(j)(l)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.21% .................... 237,880,062 237,880,062
SL Liquidity Series, LLC, Money Market Series ,
5.49%
(m)
........................ 17,497,478 17,504,477
Total Short-Term Securities — 6 .8%
(Cost: $ 255,384,539 ) .............................. 255,384,539
Total Investments — 103 .9%
(Cost: $ 3,948,411,646 ) ............................ 3,903,110,018
Liabilities in Excess of Other Assets — (3.9) % ............. (147,211,322)
Net Assets — 100.0% ...............................
$ 3,755,898,696
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,518,423, representing 0.07% of its net assets as of period end, and an original cost of $744,558.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
When-issued security.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
All or a portion of this security is on loan.
(j)
Affiliate of the Fund.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Annualized 7-day yield as of period end.
(m)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 301,458,447 $ — $ (63,578,385)
(a)
$ — $ — $ 237,880,062 237,880,062 $ 6,689,300 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 105,656,341 — (88,182,072)
(a)
56,508 (26,300) 17,504,477 17,497,478 522,382
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF .... 2,292,400 — (167,655) 4,641 34,543 2,163,929 51,012 74,226 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF 49,303,800 4,201,227 (33,849,009) 328,747 411,560 20,396,325 396,199 817,094 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 1,131,065 — — 8,919 1,139,984 31,241 — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 38,127,500 30,904,840 (59,065,902) 753,487 (384,403) 10,335,522 133,396 1,045,110 —
$ 1,143,383 $ 44,319 $ 289,420,299 $ 9,148,112 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 7,607,805 EUR 6,936,000 Deutsche Bank AG 03/20/24 $ 97,034
EUR 428,780 USD 470,302 State Street Bank and Trust Co. 03/20/24 (5,990)
USD 1,847,909 GBP 1,458,000 State Street Bank and Trust Co. 03/20/24 (503)
(6,493)
$ 90,541
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V2 ........... 5 .00 % Quarterly 06/20/28 B+ USD 109,910 $ 7,170,423 $ 1,438,267 $ 5,732,156
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 03/20/24 USD 25,000 $ 328,825 $ (118,115) $ 446,940
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 9,500 (26,272) (97,758) 71,486
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 9,500 (37,721) (107,606) 69,885
$ 264,832 $ (323,479) $ 588,311
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .33%

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 1,438,267 $ — $ 5,732,156 $ —
OTC Swaps ................................................................... — (323,479) 588,311 —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 97,034 $ — $ — $ 97,034
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 5,732,156 — — — — 5,732,156
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 588,311 — 588,311
$ — $ 5,732,156 $ — $ 97,034 $ 588,311 $ — $ 6,417,501
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 6,493 $ — $ — $ 6,493
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 323,479 — 323,479
$ — $ — $ — $ 6,493 $ 323,479 $ — $ 329,972
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ 171,253 $ — $ — $ 171,253
Swaps .............................. — 3,078,586 — — (682,196) — 2,396,390
$ — $ 3,078,586 $ — $ 171,253 $ (682,196) $ — $ 2,567,643
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... $ — $ — $ — $ 133,251 $ — $ — $ 133,251
Swaps .............................. — 1,764,633 — — 588,311 — 2,352,944
$ — $ 1,764,633 $ — $ 133,251 $ 588,311 $ — $ 2,486,195
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 11,035,785
Average amounts sold — in USD ........................................................................................ $ 235,151
Credit default swaps
Average notional value — sell protection ................................................................................... $ 125,594,575
Total return swaps
Average notional value ............................................................................................... $ 22,000,000

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Forward f oreign currency exchange contracts ................................................................. $ 97,034 $ 6,493
Swaps — centrally cleared .............................................................................. — 500,011
Swaps — OTC
(a)
..................................................................................... 588,311 323,479
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 685,345 $ 829,983
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (500,011)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 685,345 $ 329,972
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Deutsche Bank AG ............................... $ 97,034 $ — $ — $ — $ 97,034
JPMorgan Chase Bank NA .......................... 446,940 (118,115) — (328,825) —
Morgan Stanley & Co. International plc .................. 141,371 (141,371) — — —
$ 685,345 $ (259,486) $ — $ (328,825) $ 97,034
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
JPMorgan Chase Bank NA .......................... $ 118,115 $ (118,115) $ — $ — $ —
Morgan Stanley & Co. International plc .................. 205,364 (141,371) — — 63,993
State Street Bank and Trust Co. ...................... 6,493 — — — 6,493
$ 329,972 $ (259,486) $ — $ — $ 70,486
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering ................................ $ 113,703 $ — $ — $ 113,703
Energy Equipment & Services .............................. — — — —
Financial Services ...................................... — — 5,387,979 5,387,979
Health Care Providers & Services ............................ — — 2,740,290 2,740,290

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Industrial Conglomerates .................................. $ — $ 54 $ — $ 54
Media ............................................... — 2,518,423 — 2,518,423
Professional Services .................................... — 1,617,300 — 1,617,300
Trading Companies & Distributors ............................ — — 801,406 801,406
Corporate Bonds
Aerospace & Defense .................................... — 275,940 — 275,940
Chemicals ............................................ — 9,564,064 — 9,564,064
Commercial Services & Supplies ............................. — 10,111,383 — 10,111,383
Construction & Engineering ................................ — 2,201,225 — 2,201,225
Diversified Consumer Services .............................. — 4,457,219 — 4,457,219
Diversified Telecommunication Services ........................ — 2,538,282 — 2,538,282
Electric Utilities ........................................ — — — —
Electrical Equipment ..................................... — 4,106,155 — 4,106,155
Health Care Equipment & Supplies ........................... — 9,548,819 — 9,548,819
Hotels, Restaurants & Leisure .............................. — 6,528,879 — 6,528,879
Household Durables ..................................... — 4,383,602 — 4,383,602
Insurance ............................................ — 6,294,335 — 6,294,335
IT Services ........................................... — 1,640,059 — 1,640,059
Machinery ............................................ — 2,863,441 — 2,863,441
Real Estate Management & Development ....................... — 289,680 — 289,680
Software ............................................. — 9,940,852 — 9,940,852
Specialty Retail ........................................ — 8,332,413 — 8,332,413
Wireless Telecommunication Services ......................... — 218,441 — 218,441
Fixed Rate Loan Interests
Media ............................................... — 4,986,127 — 4,986,127
Trading Companies & Distributors ............................ — — 208,103 208,103
Floating Rate Loan Interests
Aerospace & Defense .................................... — 115,689,952 — 115,689,952
Automobile Components .................................. — 28,958,129 — 28,958,129
Automobiles .......................................... — 11,249,628 — 11,249,628
Beverages ........................................... — 40,845,294 — 40,845,294
Broadline Retail ........................................ — 46,574,771 1,325,900 47,900,671
Building Products ....................................... — 28,429,985 7,281,029 35,711,014
Capital Markets ........................................ — 85,124,562 — 85,124,562
Chemicals ............................................ — 144,636,293 — 144,636,293
Commercial Services & Supplies ............................. — 121,119,994 4,419,274 125,539,268
Communications Equipment ................................ — 22,521,591 — 22,521,591
Construction & Engineering ................................ — 38,646,847 — 38,646,847
Construction Materials .................................... — 25,888,764 — 25,888,764
Consumer Staples Distribution & Retail ........................ — 13,903,984 — 13,903,984
Containers & Packaging .................................. — 37,180,742 — 37,180,742
Distributors ........................................... — 8,433,759 8,790,081 17,223,840
Diversified Consumer Services .............................. — 76,104,467 — 76,104,467
Diversified REITs ....................................... — 3,889,788 — 3,889,788
Diversified Telecommunication Services ........................ — 132,197,593 8,311,424 140,509,017
Electrical Equipment ..................................... — 9,880,134 — 9,880,134
Electronic Equipment, Instruments & Components ................. — 6,452,598 — 6,452,598
Energy Equipment & Services .............................. — 7,774,950 99,011 7,873,961
Entertainment ......................................... — 143,607,577 — 143,607,577
Financial Services ...................................... — 131,441,166 2,871,762 134,312,928
Food Products ......................................... — 104,492,645 — 104,492,645
Ground Transportation ................................... — 23,950,220 5,310,501 29,260,721
Health Care Equipment & Supplies ........................... — 69,270,636 5,574,098 74,844,734
Health Care Providers & Services ............................ — 63,846,420 — 63,846,420
Health Care Technology .................................. — 85,539,356 — 85,539,356
Hotels, Restaurants & Leisure .............................. — 271,960,703 — 271,960,703
Household Durables ..................................... — 60,726,904 — 60,726,904
Household Products ..................................... — 1,633,911 — 1,633,911
Independent Power and Renewable Electricity Producers ............ — 20,212,895 — 20,212,895
Industrial Conglomerates .................................. — 13,247,653 794,413 14,042,066
Insurance ............................................ — 133,914,107 — 133,914,107
Interactive Media & Services ............................... — 8,667,209 25,448,456 34,115,665
IT Services ........................................... — 88,728,766 — 88,728,766
Leisure Products ....................................... — 16,096,711 — 16,096,711
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio
Schedule of Investments

Level 1 Level 2 Level 3 Total
Life Sciences Tools & Services .............................. $ — $ 56,114,934 $ — $ 56,114,934
Machinery ............................................ — 160,808,262 — 160,808,262
Media ............................................... — 52,533,129 6,331,254 58,864,383
Oil, Gas & Consumable Fuels ............................... — 43,069,096 — 43,069,096
Passenger Airlines ...................................... — 92,846,909 — 92,846,909
Personal Care Products .................................. — 33,799,057 — 33,799,057
Pharmaceuticals ....................................... — 84,424,475 — 84,424,475
Professional Services .................................... — 135,408,294 7,864,906 143,273,200
Real Estate Management & Development ....................... — 7,746,686 5,438,420 13,185,106
Semiconductors & Semiconductor Equipment .................... — 16,015,166 — 16,015,166
Software ............................................. — 282,428,788 14,677,820 297,106,608
Specialty Retail ........................................ — 56,246,293 — 56,246,293
Textiles, Apparel & Luxury Goods ............................ — 5,929,677 — 5,929,677
Trading Companies & Distributors ............................ — 49,040,175 5,229,236 54,269,411
Transportation Infrastructure ............................... — 14,353,527 5,067,686 19,421,213
Wireless Telecommunication Services ......................... — 13,486,086 6,243,713 19,729,799
Investment Companies .................................... 75,734,121 — — 75,734,121
Other Interests .......................................... — — — —
Preferred Securities ....................................... — — 2,103,615 2,103,615
Warrants .............................................. 49,327 — — 49,327
Short-Term Securities
Money Market Funds ...................................... 237,880,062 — — 237,880,062
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (2,108) — (2,108)
$ 313,777,213 $ 3,439,505,843 $ 132,320,377 $ 3,885,603,433
Investments valued at NAV
(b)
...................................... 17,504,477
$ 3,903,107,910
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 5,732,156 $ — $ 5,732,156
Foreign currency exchange contracts ............................ — 97,034 — 97,034
Interest rate contracts ....................................... — 588,311 — 588,311
Liabilities
Foreign currency exchange contracts ............................ — (6,493) — (6,493)
$ — $ 6,411,008 $ — $ 6,411,008
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Preferred
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 ............................................... $ — $ — $ 91,461,099 $ 1,959,357 $ — $ 93,420,456
Transfers into Level 3
(a)
........................................................ 801,406 — 41,166,878 — — 41,968,284
Transfers out of Level 3
(b)
....................................................... — — (64,744,078) — — (64,744,078)
Accrued discounts/premiums ..................................................... — — 136,115 — — 136,115
Net realized gain (loss) ........................................................ — — (357,286) — 60 (357,226)
Net change in unrealized appreciation (depreciation)
(c) (d)
................................... 524,653 — (10,534,519) 144,258 — (9,865,608)
Purchases ................................................................. 7,603,616 208,103 82,471,750 — — 90,283,469
Sales .................................................................... — — (18,520,975) — (60) (18,521,035)
Closing balance, as of January 31, 2024 .............................................
$ 8,929,675 $ 208,103 $ 121,078,984 $ 2,103,615 $ — $ 132,320,377
Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2024
(d)
.......
$ 524,653 $ — $ (10,493,066) $ 144,258 $ — $ (9,824,155)
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Floating Rate Income Portfolio

See notes to financial statements.
(a)
As of July 31, 2023, the Fund used observable inputs in determining the value of certain investments. As of January 31, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of July 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of January 31, 2024, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities
(unaudited)

January 31, 2024

Financial Statements
BlackRock
Floating Rate
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 3,613,689,719
Investments, at value — affiliated
(c)
.......................................................................................... 289,420,299
Cash ............................................................................................................. 23,482,862
Cash pledged: –
Centrally cleared swaps ................................................................................................ 8,305,000
Foreign currency, at value
(d)
............................................................................................... 186,508
Receivables: –
Investments sold .................................................................................................... 20,005,610
Securities lending income — affiliated ...................................................................................... 4,268
Capital shares sold ................................................................................................... 6,143,424
Dividends — affiliated ................................................................................................. 969,858
Interest — unaffiliated ................................................................................................. 17,751,097
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 97,034
OTC swaps ........................................................................................................ 588,311
Prepaid e xpenses ..................................................................................................... 223,579
Total a ssets .........................................................................................................
3,980,867,569
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 370,000
Collateral on securities loaned ............................................................................................. 17,644,057
Payables: –
Investments purchased ................................................................................................ 174,677,354
Administration fees ................................................................................................... 182,568
Capital shares redeemed ............................................................................................... 23,296,231
Income dividend distributions ............................................................................................ 4,843,434
Investment advisory fees .............................................................................................. 1,558,915
Trustees' and Officer's fees ............................................................................................. 54,597
Other affiliate fees ................................................................................................... 16,331
Professional fees .................................................................................................... 39,609
Service and distribution fees ............................................................................................. 101,843
Variation margin on centrally cleared swaps .................................................................................. 500,011
Other accrued expenses ............................................................................................... 1,351,843
Swap premiums received ................................................................................................ 323,479
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 6,493
Unfunded floating rate loan interests ....................................................................................... 2,108
Total li abilities ........................................................................................................
224,968,873
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 3,755,898,696
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,188,249,111
Accumulated loss ..................................................................................................... (432,350,415)
NET ASSETS ........................................................................................................
$ 3,755,898,696
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 3,660,641,327
(b)
  Securities loaned, at value ...................................................................................... $ 17,079,386
(c)
  Investments, at cost — affiliated ................................................................................... $ 287,770,319
(d)
  Foreign currency, at cost ....................................................................................... $ 187,429
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 2,574,521,820
Shares outstanding ..................................................................................................
265,671,272
Net asset value .....................................................................................................
$ 9.69
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 334,156,225
Shares outstanding ..................................................................................................
34,493,084
Net asset value .....................................................................................................
$ 9.69
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 31,522,039
Shares outstanding ..................................................................................................
3,253,657
Net asset value .....................................................................................................
$ 9.69
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 815,698,612
Shares outstanding ..................................................................................................
84,207,828
Net asset value .....................................................................................................
$ 9.69
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Statement of Operations
(unaudited)

Six Months Ended January 31, 2024

Financial Statements
See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,706,962
Dividends — affiliated ................................................................................................. 8,625,730
Interest — unaffiliated ................................................................................................. 181,788,055
Securities lending income — affiliated — net ................................................................................. 522,382
Total investment income .................................................................................................
192,643,129
EXPENSES
Investment advisory .................................................................................................. 10,052,484
Transfer agent — class specific .......................................................................................... 1,308,724
Administration ..................................................................................................... 756,049
Service and distribution — class specific .................................................................................... 590,544
Administration — class specific .......................................................................................... 407,675
Accounting services .................................................................................................. 290,419
Registration ....................................................................................................... 128,274
Professional ....................................................................................................... 84,202
Trustees and Officer .................................................................................................. 33,690
Printing and postage ................................................................................................. 24,660
Custodian ......................................................................................................... 16,251
Miscellaneous ...................................................................................................... 686,243
Total expenses excluding interest expense .....................................................................................
14,379,215
Interest expense .................................................................................................... 3,386
Total expenses .......................................................................................................
14,382,601
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (565)
Fees waived and/or reimbursed by the Manager ............................................................................... (272,042)
Total expenses after fees waived and/or reimbursed ..............................................................................
14,109,994
Net investment income ..................................................................................................
178,533,135
REALIZED AND UNREALIZED GAIN (LOSS) $ 26,003,123
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (28,783,555)
Investments — affiliated ............................................................................................. 996,162
Forward foreign currency exchange contracts ............................................................................... 171,253
Foreign currency transactions ......................................................................................... 70,065
In-kind redemptions — unaffiliated
(a)
..................................................................................... 1,926,317
In-kind redemptions — affiliated
(a)
....................................................................................... 147,221
Swaps ......................................................................................................... 2,396,390
A
(23,076,147)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 46,551,329
Investments — affiliated ............................................................................................. 44,319
Forward foreign currency exchange contracts ............................................................................... 133,251
Foreign currency translations .......................................................................................... (465)
Swaps ......................................................................................................... 2,352,944
Unfunded floating rate loan interests ..................................................................................... (2,108)
A
49,079,270
Net realized and unrealized gain ...........................................................................................
26,003,123
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 204,536,258
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Six Months Ended
01/31/24 (unaudited)
Period from
09/01/22
to 07/31/23
Year Ended
08/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................. $ 178,533,135  $ 310,744,467  $ 207,831,417
Net realized loss .................................................................. (23,076,147) (61,923,047) (79,593,636)
Net change in unrealized appreciation (depreciation) .......................................... 49,079,270  103,425,732  (191,743,994)
Net increase (decrease) in net assets resulting from operations ..................................... 204,536,258  352,247,152  (63,506,213)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ..................................................................... (116,716,387) (199,270,136) (119,346,809)
Investor A ...................................................................... (14,721,556) (24,946,058) (14,314,094)
Investor C ...................................................................... (1,285,383) (2,303,368) (1,087,490)
Class K ....................................................................... (47,877,512) (90,000,072) (72,467,539)
Return of capital:
Institutional ..................................................................... —  (175,342) —
Investor A ...................................................................... —  (21,951) —
Investor C ...................................................................... —  (2,027) —
Class K ....................................................................... —  (79,193) —
Decrease in net assets resulting from distributions to shareholders ................................... (180,600,838) (316,798,147) (207,215,932)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................... (464,941,611) (980,841,058) 1,344,173,228
NET ASSETS
Total increase (decrease) in net assets ..................................................... (441,006,191) (945,392,053) 1,073,451,083
Beginning of period .................................................................. 4,196,904,887  5,142,296,940  4,068,845,857
End of period ......................................................................
$ 3,755,898,696  $ 4,196,904,887  $ 5,142,296,940
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Institutional
Six Months
Ended
01/31/24
(unaudited)
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period
$ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15  $ 10.20
Net investment income
(a)
........
0 .42  0 .67  0 .38  0 .36  0 .43  0 .51  0 .45
Net realized and unrealized gain
(loss) ...................
0 .07  0 .11  ( 0 .41 ) 0 .32  ( 0 .35 ) ( 0 .20 ) ( 0 .05 )
Net increase (decrease) from investment
operations ............... 0.49  0.78  (0.03) 0.68  0.08  0.31  0.40
Distributions
(b)
– – – – – – –
From net investment income .....
( 0 .43 ) ( 0 .68 ) ( 0 .37 ) ( 0 .36 ) ( 0 .42 ) ( 0 .51 ) ( 0 .45 )
Return of capital .............. —  ( 0 .00 )
(c)
—  —  —  —  —
Total distributions .............. (0.43) (0.68) (0.37) (0.36) (0.42) (0.51) (0.45)
Net asset value, end of period ..... $ 9.69  $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Total Return
(d)
— — — — — — —
Based on net asset value ......... 5.19%
(e)
8.57%
(e)
(0.27)% 7.14% 0.87% 3.13% 3.96%
Ratios to Average Net Assets
(f)
Total expen ses ................
0.70%
(g)
0.68%
(g)
0.67% 0.70% 0.68% 0.67%
(h)
0.66%
(h)
Total expenses after fees waived and/or
reimbursed .................
0.69%
(g)
0.67%
(g)
0.66% 0.69% 0.67% 0.66% 0.66%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ...................
0.69%
(g)
0.67%
(g)
0.66% 0.69% 0.67% 0.66% 0.66%
Net investment income ..........
8.76%
(g)
7.69%
(g)
3.89% 3.64% 4.49% 5.08% 4.39%
Supplemental Data
Net assets, end of period (000) ..... $ 2,574,522  $ 2,726,042  $ 3,099,810  $ 2,282,592  $ 1,434,116  $ 2,204,716  $ 2,958,918
Portfolio turnover rate ............ 18%
(i)
25% 41% 47% 80% 52% 60%
(a)
  Based on average shares outstanding.
(b)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
  Amount is greater than $(0.005) per share.
(d)
  Where applicable, assumes the reinvestment of distributions.
(e)
  Not annualized.
(f)
  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
  Annualized.
(h)
  Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
  Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

(a)
  Based on average shares outstanding.
(b)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
  Amount is greater than $(0.005) per share.
(d)
  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
  Not annualized.
(f)
  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
  Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
  Annualized.
(i)
  Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Investor A
Six Months
Ended
01/31/24
(unaudited)
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period ..
$ 9.63  $ 9.52  $ 9.93  $ 9.61  $ 9.95  $ 10.15  $ 10.20
Net investment income
(a)
..........
0 .41  0 .65  0 .35  0 .34  0 .41  0 .48  0 .42
Net realized and unrealized gain (loss) .
0 .07  0 .12  ( 0 .41 ) 0 .31  ( 0 .36 ) ( 0 .20 ) ( 0 .05 )
Net increase (decrease) from investment
operations ................. 0.48  0.77  (0.06) 0.65  0.05  0.28  0.37
Distributions
(b)
– – – – – – –
From net investment income .......
( 0 .42 ) ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .39 ) ( 0 .48 ) ( 0 .42 )
Return of capital ................ —  ( 0 .00 )
(c)
—  —  —  —  —
Total distributions ................ (0.42) (0.66) (0.35) (0.33) (0.39) (0.48) (0.42)
Net asset value, end of period ....... $ 9.69  $ 9.63  $ 9.52  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Total Return
(d)
— — — — — — —
Based on net asset value ........... 5.06%
(e)
8.45%
(e)
(0.61)% 6.89% 0.60% 2.84% 3.65%
Ratios to Average Net Assets
(f)
Total expen ses
(g)
.................
0.94%
(h)
0.92%
(h)
0.91% 0.94% 0.95% 0.95% 0.97%
Total expenses after fees waived and/or
reimbursed ...................
0.93%
(h)
0.91%
(h)
0.90% 0.94% 0.94% 0.95% 0.96%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense .....................
0.93%
(h)
0.91%
(h)
0.90% 0.94% 0.94% 0.95% 0.96%
Net investment income ............
8.52%
(h)
7.45%
(h)
3.62% 3.43% 4.20% 4.79% 4.08%
Supplemental Data
Net assets, end of period (000) ....... $ 334,156  $ 339,621  $ 386,590  $ 319,889  $ 292,670  $ 370,351  $ 546,843
Portfolio turnover rate .............. 18%
(i)
25% 41% 47% 80% 52% 60%
Six Months
Ended
01/31/24
(unaudited)
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Expense ratios .................................... N/A   N/A   N/A   N/A   N/A   0.95% N/A

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Investor C
Six Months
Ended
01/31/24
(unaudited)
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period
$ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15  $ 10.19
Net investment income
(a)
........
0 .38  0 .58  0 .28  0 .26  0 .33  0 .41  0 .34
Net realized and unrealized gain (loss)
0 .06  0 .12  ( 0 .40 ) 0 .32  ( 0 .35 ) ( 0 .21 ) ( 0 .04 )
Net increase (decrease) from investment
operations ............... 0.44  0.70  (0.12) 0.58  (0.02) 0.20  0.30
Distributions
(b)
– – – – – – –
From net investment income .....
( 0 .38 ) ( 0 .60 ) ( 0 .28 ) ( 0 .26 ) ( 0 .32 ) ( 0 .40 ) ( 0 .34 )
Return of capital .............. —  ( 0 .00 )
(c)
—  —  —  —  —
Total distributions .............. (0.38) (0.60) (0.28) (0.26) (0.32) (0.40) (0.34)
Net asset value, end of period ..... $ 9.69  $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95  $ 10.15
Total Return
(d)
— — — — — — —
Based on net asset value ......... 4.66%
(e)
7.57%
(e)
(1.26)% 6.06% (0.16)% 2.09% 3.01%
Ratios to Average Net Assets
(f)
Total expen ses ................
1.71%
(g)
1.69%
(g)
1.67% 1.72% 1.72% 1.69%
(h)
1.69%
Total expenses after fees waived and/or
reimbursed .................
1.69%
(g)
1.68%
(g)
1.66% 1.71% 1.71% 1.69% 1.68%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense ...................
1.69%
(g)
1.68%
(g)
1.66% 1.71% 1.71% 1.69% 1.68%
Net investment income ..........
7.75%
(g)
6.68%
(g)
2.86% 2.67% 3.47% 4.06% 3.36%
Supplemental Data
Net assets, end of period (000) ..... $ 31,522  $ 34,067  $ 38,141  $ 36,581  $ 45,261  $ 84,631  $ 119,171
Portfolio turnover rate ............ 18%
(i)
25% 41% 47% 80% 52% 60%
(a)
  Based on average shares outstanding.
(b)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
  Amount is greater than $(0.005) per share.
(d)
  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
  Not annualized.
(f)
  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
  Annualized.
(h)
  Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
  Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

(a)
  Based on average shares outstanding.
(b)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
  Amount is greater than $(0.005) per share.
(d)
  Where applicable, assumes the reinvestment of distributions.
(e)
  Not annualized.
(f)
  Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
  Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
  Annualized.
(i)
  Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Class K
Six Months
Ended
01/31/24
(unaudited)
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period ..
$ 9.63  $ 9.52  $ 9.92  $ 9.61  $ 9.95  $ 10.15  $ 10.19
Net investment income
(a)
..........
0 .43  0 .67  0 .39  0 .36  0 .43  0 .51  0 .45
Net realized and unrealized gain (loss) .
0 .06  0 .13  ( 0 .41 ) 0 .32  ( 0 .35 ) ( 0 .20 ) ( 0 .04 )
Net increase (decrease) from investment
operations ................. 0.49  0.80  (0.02) 0.68  0.08  0.31  0.41
Distributions
(b)
– – – – – – –
From net investment income .......
( 0 .43 ) ( 0 .69 ) ( 0 .38 ) ( 0 .37 ) ( 0 .42 ) ( 0 .51 ) ( 0 .45 )
Return of capital ................ —  ( 0 .00 )
(c)
—  —  —  —  —
Total distributions ................ (0.43) (0.69) (0.38) (0.37) (0.42) (0.51) (0.45)
Net asset value, end of period ....... $ 9.69  $ 9.63  $ 9.52  $ 9.92  $ 9.61  $ 9.95  $ 10.15
Total Return
(d)
— — — — — — —
Based on net asset value ........... 5.23%
(e)
8.76%
(e)
(0.18)% 7.12% 0.92% 3.19% 4.09%
Ratios to Average Net Assets
(f)
Total expen ses
(g)
.................
0.62%
(h)
0.60%
(h)
0.57% 0.61% 0.63% 0.61% 0.63%
Total expenses after fees waived and/or
reimbursed ...................
0.60%
(h)
0.59%
(h)
0.57% 0.61% 0.62% 0.61% 0.63%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense .....................
0.60%
(h)
0.59%
(h)
0.57% 0.61% 0.62% 0.61% 0.63%
Net investment income ............
8.85%
(h)
7.70%
(h)
3.96% 3.68% 4.46% 5.12% 4.44%
Supplemental Data
Net assets, end of period (000) ....... $ 815,699  $ 1,097,174  $ 1,617,756  $ 1,429,784  $ 569,739  $ 424,275  $ 441,021
Portfolio turnover rate .............. 18%
(i)
25% 41% 47% 80% 52% 60%
Six Months
Ended
01/31/24
(unaudited)
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Expense ratios .................................... N/A   N/A   N/A   N/A   N/A   0.61% 0.62%

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Floating Rate Income Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-Kind Redemptions: The Fund transferred securities and cash to shareholders in connection with in-kind redemption transactions. For financial reporting purposes, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the redemption.
For the six months  ended January 31, 2024 , the Fund had in-kind redemptions of $297,239,690 . For tax purposes, no gains or losses were recognized.
Net gains resulting from such in-kind redemptions, which are included in the Statement of Operations were as follows:
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years
Investments - unaffiliated ............................................................................................. $ 1,926,317
Investments - affiliated ............................................................................................... 147,221
$ 2,073,538

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees’ had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of January 31, 2024, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Floating Rate Income Osmosis Buyer Ltd., Delayed Draw Term Loan ............. $ 1,686,087 $ 1,686,087 $ 1,683,979 $ (2,108)
$ (2,108)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BofA Securities, Inc. ............................... $ 1,379,664 $ (1,379,664) $ — $ —
J.P. Morgan Securities LLC .......................... 11,497,722 (11,497,722) — —
National Financial Services LLC ....................... 4,202,000 (4,202,000) — —
$ 17,079,386 $ (17,079,386) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the
Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2024, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-
transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2024, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $10 billion .................................................................................................... 0.450
Greater than $10 billion ................................................................................................... 0.440
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —
Investor C ................................................................................................. 0.25 0.75%
Share Class
Service and
Distribution
Fees - class
specific
Investor A ........................................................................................................ $ 426,823
Investor C ........................................................................................................ 163,721
$ 590,544
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 263,327 $ 34,146 $ 3,274 $ 106,928 $ 407,675
Institutional ............................................................................................................. $ 3,358
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 4,786 $ 2,834 $ 1,365 $ 1,200 $ 10,185

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

For the six months ended January 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  January 31, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $6,754 .
For the six months ended January 31, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
January 31, 2024, the amount waived was $95,954.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived by the Manager in the Statements of Operations. For the six months ended January 31, 2024, the Manager waived $176,088 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific in the Statement of
Operations. For the six months ended January 31, 2024, class specific expense waivers and/or reimbursements are as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended January 31, 2024, the Fund paid BIM $121,642 for securities lending agent services.
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 1,144,824 $ 132,508 $ 15,597 $ 15,795 $ 1,308,724
Investor A $ 12,096
Investor C 1,135
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0.70% 1.05% 1.80% 0.65%
Administration Fees
Waived by the Manager —
Class Specific
Institutional ....................................................................................................... $ 565

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended January 31, 2024, purchases and sales of investments, including paydowns/payups excluding short-term securities and in-kind transactions, were $706,899,792 and $725,899,007, respectively.
For the six months ended January 31, 2024, in-kind sale transactions were $272,162,607.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of July 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $(361,483,864) and qualified ordinary late-year losses of $(1,026,035).
As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Of the aggregate $2.50 billion commitment amount,
$750 million is specifically designated to the Fund and another participating Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but the
Fund can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a)
Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of Daily Simple SOFR (but, in any event, not less than 0.00%)
on the date the loan is made plus 0.10% and 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. Prior to April 30, 2024, the aggregate commitment amount was $2.25 billion and the fee was 0.10% per annum. The Fund paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2024, the
Fund did not borrow under the credit agreement.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Floating Rate Income Portfolio ................................. $ 3,95 6 , 814 , 219 $ 28,142,352 $ (75, 435 , 545 ) $ (47,2 93 , 193 )

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Period from
08/01/23
to 01/31/24
Period from
09/01/22
to 07/31/23
Year Ended
08/31/22
Fund Name/Share Class
Shares Amount Shares Amount Shares Amount
BlackRock Floating Rate Income Portfolio
Institutional
Shares sold and automatic conversion of shares .........
47,051,602 $ 453,555,929 156,414,189 $ 1,482,638,862 298,525,848 $ 2,928,141,455
Shares issued in reinvestment of distributions ..........
10,626,037 102,465,362 18,234,118 173,001,034 10,660,259 103,075,784
Shares redeemed ...........................
(75,007,100) (722,596,311) (217,018,049) (2,052,294,720) (213,745,089) (2,055,715,136)
(17,329,461) $ (166,575,020) (42,369,742) $ (396,654,824) 95,441,018 $ 975,502,103
Investor A
Shares sold and automatic conversion of shares .........
4,934,466 $ 47,571,936 7,634,301 $ 72,426,494 27,787,705 $ 273,192,870
Shares issued in reinvestment of distributions ..........
1,297,838 12,508,538 2,253,643 21,377,057 1,277,829 12,367,745
Shares redeemed ...........................
(7,007,533) (67,561,152) (15,209,360) (144,284,503) (20,705,966) (199,060,166)
(775,229) $ (7,480,678) (5,321,416) $ (50,480,952) 8,359,568 $ 86,500,449
Investor C
Shares sold and automatic conversion of shares .........
551,950 $ 5,313,418 838,593 $ 7,931,933 1,842,303 $ 18,038,451
Shares issued in reinvestment of distributions ..........
122,732 1,183,066 224,894 2,133,787 103,903 1,004,516
Shares redeemed and automatic conversion of shares ....
(958,373) (9,232,628) (1,530,361) (14,529,657) (1,627,562) (15,774,130)
(283,691) $ (2,736,144) (466,874) $ (4,463,937) 318,644 $ 3,268,837
Class K
Shares sold and automatic conversion of shares .........
18,319,879 $ 176,378,835 32,858,995 $ 311,201,831 134,083,686 $ 1,318,188,522
Shares issued in reinvestment of distributions ..........
4,169,331 40,151,745 8,675,217 82,186,658 7,412,008 71,709,364
Shares redeemed ...........................
(52,239,953) (504,680,349) (97,474,123) (922,629,834) (115,692,672) (1,110,996,047)
(29,750,743) $ (288,149,769) (55,939,911) $ (529,241,345) 25,803,022 $ 278,901,839
(48,139,124) $ (464,941,611) (104,097,943) $ (980,841,058) 129,922,252 $ 1,344,173,228

Statement Regarding Liquidity Risk Management Program
2024
BlackRock Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Floating Rate Income Portfolio (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund met on November 14-15, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC, the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the
Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment
Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30,
2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
BlackRock Funds V
A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect a Board of Trustees of the Fund.
Shareholders elected the Trustees* as follows:
Board Members whose term of office continued after the Special Meeting of Shareholders because they were not up for election are R. Glenn Hubbard, W. Carl Kester,
Cynthia L. Egan, Frank J. Fabozzi, Catherine A. Lynch, Robert Fairbairn and John M. Perlowski. Frank J. Fabozzi's term as a Board Member of the Fund ended on December
31, 2023.
* Denotes Trust-wide proposal and voting results.
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Votes For Votes Withheld
Lorenzo A. Flores 6,098,355,552 50,013,664
Stayce D. Harris 6,100,362,778 48,006,437
J. Phillip Holloman 6,094,339,498 54,029,718
Arthur P. Steinmetz 6,096,630,633 51,738,582

Additional Information
(continued)
2024
BlackRock Semi-Annual Report to Shareholders

Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
FRI-1/24-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: March 22, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: March 22, 2024